Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 09, 2024 $ / shares shares	Aug. 31, 2025 $ / shares shares [1]	Feb. 28, 2025 $ / shares shares	[1],[2]	Feb. 29, 2024 $ / shares shares [2]	Nov. 08, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary share, par value | $ / shares	$ 0.0000004	$ 0.0000004	$ 0.0000004		$ 0.0000004	$ 0.001
Ordinary share, shares authorized	1,250,000,000,000	1,250,000,000,000	1,250,000,000,000		1,250,000,000,000	500,000,000
Ordinary share, shares issued	20,250,000	20,250,000	20,250,000		20,250,000
Ordinary share, shares outstanding	20,250,000	20,250,000	20,250,000		20,250,000
Forward stock split and share	2,500

[1]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).